ALGER GLOBAL EQUITY FUND
QUARTERLY REPORT
July 31, 2026 (UNAUDITED)

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.2%
BELGIUM—1.3%
BIOTECHNOLOGY & PHARMACEUTICALS—1.3%
UCB SA	1,002	$ 257,197
(Cost $300,992)
BRAZIL—2.1%
BANKING—2.1%
NU Holdings Ltd., Cl. A *	28,795	412,632
(Cost $206,924)
CANADA—3.5%
APPLICATION SOFTWARE—3.5%
Shopify, Inc., Cl. A*	2,939	344,206
The Descartes Systems Group, Inc.*	4,500	338,220
(Cost $595,393)		682,426
CHINA—1.0%
TECHNOLOGY HARDWARE—1.0%
Zhongji Innolight Co., Ltd., Cl. A	1,538	204,808
(Cost $270,964)
HUNGARY—2.3%
BANKING—2.3%
OTP Bank Nyrt	3,050	451,833
(Cost $424,632)
ITALY—2.9%
BANKING—2.9%
FinecoBank SpA	20,854	571,334
(Cost $429,110)
JAPAN—8.5%
BANKING—2.6%
Mizuho Financial Group, Inc.	9,926	514,606
CHEMICALS—1.2%
Nippon Sanso Holdings Corp.	6,813	244,922
DIVERSIFIED INDUSTRIALS—3.6%
Hitachi Ltd.	22,010	721,280
METALS & MINING—1.1%
JX Advanced Metals Corp.	8,975	207,934

TOTAL JAPAN (Cost $1,215,385)		1,688,742
NETHERLANDS—2.3%
INFRASTRUCTURE SOFTWARE—1.2%
Nebius Group NV, Cl. A *	1,260	239,917
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.2% (CONT.)
NETHERLANDS—2.3% (CONT.)
SEMICONDUCTOR MANUFACTURING—1.1%
BE Semiconductor Industries NV	929	$ 213,037

TOTAL NETHERLANDS (Cost $392,306)		452,954
NORWAY—2.4%
AEROSPACE & DEFENSE—2.4%
Kongsberg Gruppen ASA	15,486	482,599
(Cost $478,762)
SOUTH KOREA—2.5%
ELECTRICAL EQUIPMENT—1.4%
HD Hyundai Electric Co., Ltd.	597	276,070
SEMICONDUCTOR DEVICES—1.1%
SK hynix, Inc.	186	211,232

TOTAL SOUTH KOREA (Cost $491,990)		487,302
SPAIN—5.3%
BANKING—2.3%
CaixaBank SA	31,764	461,415
IT SERVICES—3.0%
Indra Sistemas SA, Cl. A	8,865	582,843

TOTAL SPAIN (Cost $951,386)		1,044,258
SWITZERLAND—2.0%
BIOTECHNOLOGY & PHARMACEUTICALS—2.0%
Galderma Group AG	1,823	396,706
(Cost $407,241)
TAIWAN—4.1%
SEMICONDUCTOR MANUFACTURING—4.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,014	814,160
(Cost $230,776)
UNITED KINGDOM—6.1%
BANKING—2.7%
HSBC Holdings PLC	24,783	527,762
BEVERAGES—3.4%
Coca-Cola HBC AG	10,022	675,781

TOTAL UNITED KINGDOM (Cost $671,592)		1,203,543
UNITED STATES—49.9%
AEROSPACE & DEFENSE—4.5%
FTAI Aviation Ltd.	1,623	334,338
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.2% (CONT.)
UNITED STATES—49.9% (CONT.)
AEROSPACE & DEFENSE—4.5% (CONT.)
Howmet Aerospace, Inc.	1,974	$ 557,181
		891,519
CABLE & SATELLITE—1.1%
Space Exploration Technologies Corp., Cl. A *	1,949	211,213
E-COMMERCE DISCRETIONARY—5.3%
Amazon.com, Inc. *	3,837	1,042,053
ELECTRIC UTILITIES—2.4%
Vistra Corp.	3,146	466,206
ELECTRICAL EQUIPMENT—6.5%
BWX Technologies, Inc.	3,266	550,974
GE Vernova, Inc.	748	740,737
		1,291,711
ENTERTAINMENT CONTENT—3.9%
Netflix, Inc.*	5,939	425,886
Take-Two Interactive Software, Inc.*	1,378	334,744
		760,630
HEALTH CARE FACILITIES & SERVICES—5.0%
Cardinal Health, Inc.	2,698	620,621
The Ensign Group, Inc.	2,062	367,366
		987,987
INFRASTRUCTURE SOFTWARE—1.1%
MongoDB, Inc., Cl. A *	655	221,049
INTERNET MEDIA & SERVICES—2.5%
Meta Platforms, Inc., Cl. A	896	498,812
MEDICAL EQUIPMENT & DEVICES—1.7%
Intuitive Surgical, Inc. *	934	330,010
RETAIL - CONSUMER STAPLES—2.5%
Walmart, Inc.	4,481	498,287
SEMICONDUCTOR DEVICES—11.1%
Analog Devices, Inc.	1,643	603,655
Broadcom, Inc.	1,994	776,224
NVIDIA Corp.	4,095	822,071
		2,201,950
TECHNOLOGY HARDWARE—2.3%
Western Digital Corp.	844	459,845

TOTAL UNITED STATES (Cost $8,186,366)		9,861,272
TOTAL COMMON STOCKS (Cost $15,253,819)		19,011,766
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2026 (Unaudited) (Continued)

MONEY MARKET FUNDS—4.1%
UNITED STATES—4.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%(a)	818,038	818,038
(Cost $818,038)		818,038

Total Investments (Cost $16,071,857)	100.3%	$19,829,804
Unaffiliated Securities (Cost $16,071,857)		19,829,804
Liabilities in Excess of Other Assets	(0.3)%	(59,468)
NET ASSETS	100.0%	$19,770,336

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Equity Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities of global companies, which include both U.S. and foreign companies. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Fund's investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the valuations that would have been assigned by the Fund had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Global Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communications	$1,470,655	$1,470,655	$—	$—
Consumer Discretionary	1,042,053	1,042,053	—	—
Consumer Staples	1,174,068	498,287	675,781	—
Financials	2,939,582	412,632	2,526,950	—
Health Care	1,971,900	1,317,997	653,903	—
Industrials	3,663,179	2,183,230	1,479,949	—
Materials	452,856	—	452,856	—
Technology	5,831,267	4,619,347	1,211,920	—
Utilities	466,206	466,206	—	—
TOTAL COMMON STOCKS	$19,011,766	$12,010,407	$7,001,359	$—
SHORT-TERM INVESTMENTS
Money Market Funds	818,038	—	818,038	—
TOTAL INVESTMENTS IN SECURITIES	$19,829,804	$12,010,407	$7,819,397	$—
The significant unobservable inputs used in the fair value measurement of the Fund's securities include revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the year ended October 31, 2025, and the nine months ended July 31, 2026, there were no Level 3 securities.